Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
From time to time, we grant share options and/or RSUs (“Equity Awards”) to our employees, including the named executive officers. Historically, we have granted new-hire Equity Awards on or soon after a new hire’s employment start date and annual employee Equity Awards in the first quarter of each fiscal year. Our typical practice is to grant annual employee Equity Awards on or around the 17th day of the month in which the Equity Awards are approved. Also, each non-executive director receives an automatic share option upon his or her election or appointment to the board and an annual share option at the close of business on the day of each of our annual general meetings, pursuant to the non-executive director remuneration policy, as further described under the heading, “Non-Executive Director Remuneration Policy” above. We do not otherwise maintain any written policies on the timing of awards of share options, share appreciation rights, or similar instruments with option-like features. The remuneration committee generally does not take material non-public information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant share options and/or RSUs (“Equity Awards”) to our employees, including the named executive officers. Historically, we have granted new-hire Equity Awards on or soon after a new hire’s employment start date and annual employee Equity Awards in the first quarter of each fiscal year. Our typical practice is to grant annual employee Equity Awards on or around the 17th day of the month in which the Equity Awards are approved. Also, each non-executive director receives an automatic share option upon his or her election or appointment to the board and an annual share option at the close of business on the day of each of our annual general meetings, pursuant to the non-executive director remuneration policy, as further described under the heading, “Non-Executive Director Remuneration Policy” above. We do not otherwise maintain any written policies on the timing of awards of share options, share appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The remuneration committee generally does not take material non-public information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false